Accrued Expenses and Other Liabilities	6 Months Ended
Sep. 30, 2024
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 13 – ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following as of September 30, 2024 and March 31, 2024:

	September 30, 2024 (Unaudited)	March 31, 2024

Accrued payroll and welfare	$1,051,386	$968,416
Other payable for leasehold improvements	1,203,739	1,180,556
Accrued professional service expenses	202,615	257,897
Other current liabilities	464,886	361,543
Total	$2,922,626	$2,768,413

As of September 30, 2024 and March 31, 2024, the balances of other payable for construction deposit of $1,353,739 and $1,180,556, represented construction deposit amount paid by an unaffiliated party to the Company for implement of a project, respectively. In 2019, the unaffiliated party paid the Company $1,330,556 (RMB 9,500,000) and due to the failure to obtain a construction permit in a timely manner, the project could not progress as scheduled. In 2023, the Company refunded $150,000 of the deposit to that party, which will be paid back to the Company once the project commences.

As of September 30, 2024 and March 31, 2024, the balances of other current liabilities $314,886 and $361,543, respectively, represented amounts due to staff reimbursement and third-party companies, and interest payable for convertible notes.